S000096900 [Member] Expense Example - Russell Investments Global Real Estate ETF	Jan. 08, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	$ 170